Group Entities	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Note 25 - Group Entities

Note 25 – Group Main Entities

		Ownership interest in its subsidiary and investee companies for the year ended December 31
Name of company	Principal location of the company’s activity	2019	2018
ICL Israel Ltd.	Israel	100.00%	100.00%
Dead Sea Works Ltd.	Israel	100.00%	100.00%
Dead Sea Bromine Company Ltd.	Israel	100.00%	100.00%
Rotem Amfert Negev Ltd.	Israel	100.00%	100.00%
Mifalei Tovala Ltd.	Israel	100.00%	100.00%
Dead Sea Magnesium Ltd.	Israel	100.00%	100.00%
Ashli Chemicals (Holland) B.V.	Israel	100.00%	100.00%
Bromine Compounds Ltd.	Israel	100.00%	100.00%
Fertilizers and Chemicals Ltd.	Israel	100.00%	100.00%
Iberpotash S.A.	Spain	100.00%	100.00%
Fuentes Fertilizantes S.L.	Spain	100.00%	100.00%
ICL Europe Coöperatief U.A.	The Netherlands	100.00%	100.00%
ICL Europe B.V.	The Netherlands	100.00%	100.00%
ICL IP Terneuzen B.V.	The Netherlands	100.00%	100.00%
ICL Fertilizers Europe C.V.	The Netherlands	100.00%	100.00%
ICL Finance B.V.	The Netherlands	100.00%	100.00%
Everris International B.V.	The Netherlands	100.00%	100.00%
ICL Puriphos B.V.	The Netherlands	100.00%	100.00%
ICL-IP America Inc.	United States of America	100.00%	100.00%
ICL Specialty Products Inc.	United States of America	100.00%	100.00%
Everris NA, Inc.	United States of America	100.00%	100.00%
BK Giulini GmbH	Germany	100.00%	100.00%
ICL Holding Germany GmbH	Germany	100.00%	100.00%
ICL Bitterfeld GmbH	Germany	100.00%	100.00%
Pulse-Tex GmbH (Ex- Rovita)	Germany	100.00%	100.00%
Prolactal GmbH	Austria	100.00%	100.00%
Cleveland Potash Ltd.	United Kingdom	100.00%	100.00%
Everris Ltd.	United Kingdom	100.00%	100.00%
ICL Brasil, Ltda.	Brazil	100.00%	100.00%
ICL Investment Co. Ltd.	China	100.00%	100.00%
Yunnan Phosphate Haikou Co. Ltd.	China	50.00%	50.00%
Sinobrom Compounds Co. Ltd.	China	75.00%	75.00%
ICL Asia Ltd.	Hong Kong	100.00%	100.00%
ICL Trading (HK) Ltd.	Hong Kong	100.00%	100.00%